MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
(the “Funds”)
Supplement dated December 26, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective February 1, 2020, the following name changes will become effective for the Funds:
Current Name	New Name
MassMutual RetireSMARTSM Conservative Fund	MassMutual Select 20/80 Allocation Fund
MassMutual RetireSMARTSM Moderate Fund	MassMutual Select 40/60 Allocation Fund
MassMutual RetireSMARTSM Moderate Growth Fund	MassMutual Select 60/40 Allocation Fund
MassMutual RetireSMARTSM Growth Fund	MassMutual Select 80/20 Allocation Fund
Prior to February 1, 2020, the Funds’ investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Funds transition to their new strategies as described below.
Effective February 1, 2020, the following information replaces the first sentence in the second paragraph for the MassMutual RetireSMARTSM Conservative Fund found on page 4 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.
Effective February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the MassMutual RetireSMARTSM Moderate Fund found on page 13 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.
Effective February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the MassMutual RetireSMARTSM Moderate Growth Fund found on page 22 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.
Effective February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the MassMutual RetireSMARTSM Growth Fund found on page 31 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
(the “Fund”)
Supplement dated December 26, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On February 1, 2020, the following name change will become effective for the MassMutual RetireSMARTSM Conservative Fund:
Current Name	New Name
MassMutual RetireSMARTSM Conservative Fund	MassMutual Select 20/80 Allocation Fund
Prior to February 1, 2020, the Fund’s investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Fund transitions to its new strategy as described below.
On February 1, 2020, the following information replaces the first sentence in the second paragraph for the Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS CNSERV-19-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Fund
(the “Fund”)
Supplement dated December 26, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On February 1, 2020, the following name change will become effective for the MassMutual RetireSMARTSM Moderate Fund:
Current Name	New Name
MassMutual RetireSMARTSM Moderate Fund	MassMutual Select 40/60 Allocation Fund
Prior to February 1, 2020, the Fund’s investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Fund transitions to its new strategy as described below.
On February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 40% of its assets in equity and similar funds and approximately 60% in fixed income funds, including money market funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MOD-19-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Growth Fund
(the “Fund”)
Supplement dated December 26, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On February 1, 2020, the following name change will become effective for the MassMutual RetireSMARTSM Moderate Growth Fund:
Current Name	New Name
MassMutual RetireSMARTSM Moderate Growth Fund	MassMutual Select 60/40 Allocation Fund
Prior to February 1, 2020, the Fund’s investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Fund transitions to its new strategy as described below.
On February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 60% of its assets in equity and similar funds and approximately 40% in fixed income funds, including money market funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MODGR-19-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Growth Fund
(the “Fund”)
Supplement dated December 26, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On February 1, 2020, the following name change will become effective for the MassMutual RetireSMARTSM Growth Fund:
Current Name	New Name
MassMutual RetireSMARTSM Growth Fund	MassMutual Select 80/20 Allocation Fund
Prior to February 1, 2020, the Fund’s investments may deviate from what is currently stated in the Prospectus dated February 1, 2019 as the Fund transitions to its new strategy as described below.
On February 1, 2020, the following information replaces the fifth sentence in the first paragraph for the Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund typically invests approximately 80% of its assets in equity and similar funds and approximately 20% in fixed income funds, including money market funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS GR-19-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
MassMutual RetireSMARTSM Moderate Fund
MassMutual RetireSMARTSM Moderate Growth Fund
MassMutual RetireSMARTSM Growth Fund
(the “Funds”)
Supplement dated December 26, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
On February 1, 2020, the following name changes will become effective for the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund:
Current Name	New Name
MassMutual RetireSMARTSM Conservative Fund	MassMutual Select 20/80 Allocation Fund
MassMutual RetireSMARTSM ModerateFund	MassMutual Select 40/60 Allocation Fund
MassMutual RetireSMARTSM Moderate Growth Fund	MassMutual Select 60/40 Allocation Fund
MassMutual RetireSMARTSM Growth Fund	MassMutual Select 80/20 Allocation Fund
All references to the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund are hereby removed and replaced with the new fund names described above.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-19-04